Loans and borrowings - Summary of Senior Secured Net Leverage Ratio on Senior Secured Term Loan Facility (Details) - Senior Secured Term Loan Facility - Senior Facilities Agreement	Dec. 14, 2022
Greater than 4.50:1.00
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio
Borrowings, adjustment to interest rate basis	4.25%
Greater than 4.00:1.00 but equal to or less than 4.50:1.00
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio
Borrowings, adjustment to interest rate basis	4.00%
Greater than 3.50:1.00 but equal to or less than 4.00:1.00
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio
Borrowings, adjustment to interest rate basis	3.75%
Equal to or less than 3.50:1.00
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio
Borrowings, adjustment to interest rate basis	3.50%